Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 14 — Related party balances and transactions

1. Balance with related parties

a. Deferred revenue

Name of Related Party	Nature	Relationship	December 31, 2025	December 31, 2024

Hang Feng International Holdings Co., Limited	Advance payments received	Major Shareholder of Hang Feng	$—	$270,513

b. Due to related parties

Name of Related Party	Nature	Relationship	December 31, 2025	December 31, 2024

YEUNG Sing Yuet Sherry	Loans*	Director of Starchain	$—	$704,728
Hang Feng International Holdings Co., Limited	Payable for transfer of equity**	Major Shareholder of Hang Feng	—	65,700
Hang Feng International Holdings Co., Limited	Loans*	Major Shareholder of Hang Feng	—	475,500
Hang Feng International Holdings Co., Limited	Payment on behalf of the Company***	Major Shareholder of Hang Feng	—	117,023
Total			$—	$1,362,951

*

Loans represent interest-free loans that have no specific repayment dates. The Company fully repaid the loan owed to YEUNG Sing Yuet Sherry on January 13, 2025. The Company fully repaid the loan owed to Hang Feng International Holdings Co., Limited on April 15, 2025.

**	Payable for transfer of equity represents the amount due to HF Holdings for the acquisition of Shine Property, which was paid on January 28, 2025 (See Note 3).
***	Balances represent the payments made by HF Holdings on behalf of the Company, which was paid on February 24, 2025.

c. Accounts receivable

Name of Related Party	Nature	Relationship	December 31, 2025	December 31, 2024

Hang Feng International Holdings Co., Limited	Revenue from services provided to related-party	Major Shareholder of Hang Feng	$79,946	$—

2. Transactions with related parties

Name of Related Party	Nature	Relationship	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

Qian Fenglei	Management consulting services	Director and Chairman of the Board of Director	$—	$279,943
Hang Feng International Holdings Co., Limited	Management consulting services	Major Shareholder of Hang Feng	721,877	499,897
Total management consulting services			$721,877	$779,840

Hang Feng International Holdings Co., Limited	Office rent	Major Shareholder of Hang Feng	81,809	16,350

3. Proceeds from related parties

Name of Related Party	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Borrowing	Repayment	Borrowing	Repayment
YEUNG Sing Yuet Sherry	$—	$(704,752)	$603,696	$(3,050,000)
Hang Feng International Holdings Co., Limited	—	(475,500)	475,500	—
Total	$—	$(1,180,252)	$1,079,196	$(3,050,000)